Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisers Investment Trust
Entity Central Index Key	0001516523
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000101704 [Member]
Shareholder Report [Line Items]
Fund Name	Independent Franchise Partners US Equity Fund
Class Name	Independent Franchise Partners US Equity Fund
Trading Symbol	IFPUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Independent Franchise Partners US Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at franchisepartners.com/funds/us-mutual-fund-documents. You can also request this information by contacting us at 855-233-0437 (toll free).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-233-0437
Additional Information Website	franchisepartners.com/funds/us-mutual-fund-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Independent Franchise Partners US Equity Fund	$77	0.67%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
In the year to September 30, 2024, the Fund returned 28.62% (assuming no redemption fee), compared to the Russell 1000 Value Index return of 27.76% and the S&P 500 Index return of 36.35%. The Fund invests primarily in equity securities listed on U.S. stock exchanges, or that derive a significant portion of their revenue from the U.S. or have their principal place of business in the U.S., and may invest up to 20% of net assets in non-U.S. equity securities. The Fund typically invests in 20 – 40 securities. The Fund seeks to achieve an attractive long-term rate of return by investing in companies with a high and sustainable return on capital. These companies tend to have durable intangible assets.
Equity markets over the last year have largely been driven by a narrow group of growth and Artificial Intelligence (AI) related technology stocks which the Fund does not own, primarily for valuation reasons. We would typically expect the Fund to lag broader equity markets in such a sharply rising market. However, the Fund generated attractive absolute and relative returns in the final quarter of the 2024 fiscal year, which was marked by periods of more challenging equity market conditions and a rotation away from growth and AI-related technology stocks. This helped to bring the Fund’s 12 month return more in line with broader equity market returns. This pattern of returns is consistent with the Fund's return profile.
The table on the next page details the top and bottom stock returns during the period, along with the top and bottom contributors to the Fund’s gross return. During the year, we initiated positions in Kenvue, Reckitt, Unilever and Warner Music Group. We sold the positions in Booking Holdings, New York Times, S&P Global and Salesforce. We also completed the initial purchase and final sale of Revvity. In addition, we received a position in Sandoz following its spin-off from Novartis and sold the position. We also trimmed or added to several existing positions.
We encourage clients to assess returns over longer intervals, like a full market cycle, in line with our investment horizon. We design the Fund with the dual goals of earning an attractive long-term rate of return while insulating clients from the worst of equity market drawdowns.
US Equity Fund - Stock Returns (%)				US Equity Fund - Contribution to Fund Return (bps)
Top		Bottom		Top		Bottom
Oracle	+64%	Estée Lauder	-30%	Intercontinental Exchange	+232	Estée Lauder	-96
Salesforce	+52%	Bristol Myers Squibb	-6%	Philip Morris International	+224	Bristol Myers Squibb	-82
eBay	+51%	Warner Music	-4%	Oracle	+224	Warner Music	-33
TransUnion	+50%	Reckitt	-2%	News Corp	+218	Reckitt	-8
Intercontinental Exchange	+48%	Live Nation	+3%	RB Global	+202	Live Nation	+2
Stock Returns reflect total returns and are presented in US Dollars for the period the stock was held during the period. Contribution to Fund Return reflects contribution to gross return and is presented in US Dollars for the period the stocks were held during the period. Source: FactSet, Independent Franchise Partners, LLP. For complete attribution and methodology, please contact clientservice@franchisepartners.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $3,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $3,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 year	10 year
Independent Franchise Partners US Equity Fund (with redemption fee)	28.32%	14.90%	12.84%
Independent Franchise Partners US Equity Fund (without redemption fee)	28.62%	14.94%	12.85%
Russell 1000 Value Index	27.76%	10.69%	9.23%
S&P 500 Index	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 01, 2024
Net Assets	$ 1,995,842,140
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 11,133,414
Investment Company Portfolio Turnover	28.77%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$1,995,842,140
Total number of portfolio holdings	30
Total advisory fees paid	$11,133,414
Portfolio turnover rate as of the end of the reporting period	28.77%

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION AS A % OF NET ASSETS
Communication Services	26.5%
Consumer Staples	20.0%
Health Care	13.4%
Financials	9.6%
Information Technology	7.3%
Industrials	6.6%
Real Estate	5.8%
Consumer Discretionary	5.1%
Materials	4.1%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since September 30, 2023. Effective April 1, 2024, Independent Franchise Partners LLP reduced the effective annual management fee rate of the Fund from 0.60% per annum to 0.58% per annum. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 28, 2025 at franchisepartners.com/funds/us-mutual-fund-documents or upon request at 855-233-0437 (toll free).

Material Fund Change Expenses [Text Block]	Effective April 1, 2024, Independent Franchise Partners LLP reduced the effective annual management fee rate of the Fund from 0.60% per annum to 0.58% per annum.
Updated Prospectus Phone Number	855-233-0437
Updated Prospectus Web Address	franchisepartners.com/funds/us-mutual-fund-documents